Risk Management - Summary of Principal Macroeconomic Indicators Included in Economic Scenarios (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Colombia [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	3.70%	1.50%	6.21%
Unemployment rate	11.95%	12.65%	13.36%
Consumer's Price Index	3.00	3.90	5.00
Benchmark interest rates	4.75%	4.75%	3.00%
Currency exchange rate	3,700	3,800	3,800
Colombia [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	5.20%	3.00%	7.51%
Unemployment rate	9.95%	10.65%	11.36%
Consumer's Price Index	2.16	3.42	4.88
Benchmark interest rates	5.50%	5.50%	3.50%
Currency exchange rate	3,850	3,926	3,889
Colombia [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
GDP growth	1.90%	(0.30%)	4.41%
Unemployment rate	13.95%	14.65%	15.36%
Consumer's Price Index	3.84	4.38	5.12
Benchmark interest rates	4.00%	4.00%	2.50%
Currency exchange rate	3,550	3,674	3,711
2020 [member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.11%
Consumer's Price Index				113.73
Interbank interest rate				4.00%
Copper				800.00
2020 [member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.60%
Consumer's Price Index				114.41
Interbank interest rate				4.25%
Copper				880.00
2020 [member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.36%
Consumer's Price Index				113.34
Interbank interest rate				3.25%
Copper				780.00
2021 [member] | Chile [member] | Q1 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.78%
Consumer's Price Index				115.53
Interbank interest rate				5.50%
Copper				800.00
2021 [member] | Chile [member] | Q1 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				9.65%
Consumer's Price Index				117.19
Interbank interest rate				6.00%
Copper				880.00
2021 [member] | Chile [member] | Q1 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.63%
Consumer's Price Index				114.30
Interbank interest rate				4.00%
Copper				760.00
2021 [member] | Chile [member] | Q2 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.64%
Consumer's Price Index				116.37
Interbank interest rate				5.50%
Copper				800.00
2021 [member] | Chile [member] | Q2 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				9.72%
Consumer's Price Index				117.80
Interbank interest rate				6.00%
Copper				880.00
2021 [member] | Chile [member] | Q2 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.87%
Consumer's Price Index				114.20
Interbank interest rate				4.50%
Copper				740.00
2021 [member] | Chile [member] | Q3 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.37%
Consumer's Price Index				117.47
Interbank interest rate				5.50%
Copper				800.00
2021 [member] | Chile [member] | Q3 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				9.42%
Consumer's Price Index				118.62
Interbank interest rate				6.00%
Copper				880.00
2021 [member] | Chile [member] | Q3 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.74%
Consumer's Price Index				115.89
Interbank interest rate				4.50%
Copper				720.00
2021 [member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.09%
Consumer's Price Index				118.27
Interbank interest rate				5.50%
Copper				800.00
2021 [member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				9.01%
Consumer's Price Index				120.13
Interbank interest rate				6.00%
Copper				880.00
2021 [member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.54%
Consumer's Price Index				116.97
Interbank interest rate				4.50%
Copper				700.00
2022 [member] | Chile [member] | Q1 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.93%
Consumer's Price Index				119.08
Interbank interest rate				5.00%
Copper				795.00
2022 [member] | Chile [member] | Q1 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				8.87%
Consumer's Price Index				122.55
Interbank interest rate				6.00%
Copper				870.00
2022 [member] | Chile [member] | Q1 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.16%
Consumer's Price Index				117.01
Interbank interest rate				4.00%
Copper				700.00
2022 [member] | Chile [member] | Q2 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				7.07%
Consumer's Price Index				119.60
Interbank interest rate				4.50%
Copper				790.00
2022 [member] | Chile [member] | Q2 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				8.62%
Consumer's Price Index				122.69
Interbank interest rate				6.00%
Copper				860.00
2022 [member] | Chile [member] | Q2 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.37%
Consumer's Price Index				116.66
Interbank interest rate				3.50%
Copper				700.00
2022 [member] | Chile [member] | Q3 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.95%
Consumer's Price Index				120.94
Interbank interest rate				4.00%
Copper				785.00
2022 [member] | Chile [member] | Q3 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				8.34%
Consumer's Price Index				123.04
Interbank interest rate				5.00%
Copper				850.00
2022 [member] | Chile [member] | Q3 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.30%
Consumer's Price Index				118.70
Interbank interest rate				3.00%
Copper				700.00
2022 [member] | Chile [member] | Q4 [member] | Base [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.95%
Consumer's Price Index				121.85
Interbank interest rate				3.50%
Copper				780.00
2022 [member] | Chile [member] | Q4 [member] | Range of upside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				8.13%
Consumer's Price Index				124.10
Interbank interest rate				4.00%
Copper				840.00
2022 [member] | Chile [member] | Q4 [member] | Range of downside scenarios [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Unemployment rate				6.30%
Consumer's Price Index				120.13
Interbank interest rate				3.00%
Copper				700.00